CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Schedule of cash and cash equivalents

	December 31, 2022	December 31, 2021
Cash	$407.8	$429.7
Short-term deposits with initial maturities of three months or less	—	115.2
	$407.8	$544.9